LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
LOSS PER SHARE
Schedule of loss per share

	For the years ended December 31,
	2021	2020		2019
Loss attributable to holders of ordinary shares (RMB’000):	(88,752)	(193,095)		(9,501)
Weighted average number of ordinary shares outstanding used in computing basic (loss)/earnings per share	5,147,737	2,940,265		2,025,222
Weighted average number of ordinary shares outstanding used in computing basic and diluted (loss)/earnings per share	5,147,737	2,940,265		2,025,222
Loss per share - basic (RMB)	(17.24)	(65.67)	*	(4.68)	*
Loss per share - diluted (RMB)	(17.24)	(65.67)		(4.68)